Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Jul. 31, 2018	Jul. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carry-forward	$ 26,170,000	$ 30,970,000
Stock options and warrants	2,590,000	3,250,000
Other temporary differences	(130,000)	(140,000)
Total deferred tax assets	28,630,000	34,080,000
Valuation allowance for deferred tax assets	(28,630,000)	(34,080,000)
Net deferred tax assets